Shareholder Report, Average Annual Return (Details) 190120_Amplify Online Retail ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	113 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Amplify Online Retail ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amplify Online Retail ETF NAV
Average Annual Return, Percent	24.84%	(2.77%)	12.64%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	15.01%